Angel Oak Mortgage Trust 2020-4 ABS-15G

Exhibit 99.10

Client Name:
Client Project Name:	AOMT 2020-4
Start - End Dates:	1/14/2018 - 4/11/2019
Deal Loan Count:	2

Loan Level Tape Compare Upload
Loans in Report	2

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
202004004	XXXXXX	Debt to Income Ratio (Back)	48.695	49.0755
202004002	XXXXXX	Borrower 1 Self Employed Flag	N	Yes
202004002	XXXXXX	Property Type	SFR	3 Family

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